Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Unrecognized deferred tax assets [line items]
Deferred tax assets		$ 79,578	$ 131,710
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	[1]	19,293	26,313
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		41,642	96,646
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		8,149	2,296
Convertible note receivable [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		901	1,330
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		$ 9,593	$ 5,125

[1]	As at December 31, 2021, the Company had not recognized the tax effect on $65 million of non-capital losses as a deferred tax asset.